Summary of Closed Block Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Premiums	$ 66	$ 73	$ 77
Net investment income	94	98	102
Realized investment gains (losses)		1	(3)
Realized losses credited to policyholder benefit obligation	(4)	(5)	(1)
Total revenues	156	167	175
Benefits and expenses:
Policy and contract benefits	123	134	145
Change in future policyholder benefits and interest credited to policyholder accounts	(29)	(27)	(35)
Policyholder dividends	44	50	55
Change in policyholder dividend obligation	3	(8)	(8)
Other expenses	(2)	1	1
Total benefits and expenses	139	150	158
Total revenues, net of benefits and expenses, before federal income tax expense	17	17	17
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax expense	11	11	11
Maximum future earnings from assets and liabilities:
Beginning of period	193	204	215
Change during period	(11)	(11)	(11)
End of period	$ 182	$ 193	$ 204